Note 9 - Derivatives	12 Months Ended
Dec. 31, 2015
Notes
Note 9 - Derivatives

NOTE 9 – Derivatives

In connection with the issuance of debt or equity instruments, the Company may sell options or warrants to purchase our common stock. In certain circumstances, the convertible debt, options or warrants may be classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, our current common stock price and expected dividend yield, and the expected volatility of our common stock price over the life of the option.

The following table summarizes the convertible debt derivative activity for the period ending December 31, 2015:

Description	Convertible Notes	Total
Fair Value at December 31, 2013	$—	$—
Increase due to issuance of senior convertible debenture	11,006	11,006
Change in Fair Value	(1,838)	(1,838)
Fair Value at December 31, 2014	$9,168	$9,168
Increase due to issuance of subordinate convertible debenture	241,710	241,710
Reduction due to redemption of subordinate convertible debenture	(274,108)	(274,108)
Change in Fair Value	35,037	35,037
Fair Value at December 31, 2015	$11,807	$11,807

For the year ended December 31, 2015 the change in the fair market value of the derivative liability of $35,037 was recorded as Other Expense. For the year ended December 31, 2014, the change in the fair market value of the derivative liability of ($1,838) were recorded as Other Income.

The lattice methodology was used to value the derivative liabilities related to the convertible notes, with the following assumptions.

Assumptions:	December 31, 2015	December 31, 2014

Dividend yield	0.00%	0.00%
Risk-free rate for term	1.31%	1.65%
Volatility	133%	117%
Maturity dates	3 years	4 years
Stock Price	$0.055	$0.141